Consolidated Statement of Stockholders' (Deficit) Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total	Common Stock (Content Checked Inc) [Member]	Accumulated Deficit (Content Checked Inc) [Member]	Content Checked Inc [Member]
Balance at Mar. 31, 2013	$ 24,400	$ (14,400)	$ (322)	$ 9,678
Balance, shares at Mar. 31, 2013	24,400,000
Common shares issued for cash	$ 6,173	$ 19,127		25,300
Common shares issued for cash, shares	6,173,200
Net Loss for the year ended			$ (16,760)	(16,760)
Balance at Mar. 31, 2014	$ 30,573	$ 4,727	(17,082)	18,218	$ 310,000	$ (401,029)	$ (91,029)
Balance, shares at Mar. 31, 2014	30,573,200				1,000,000
Balance at Jul. 18, 2013
Balance, shares at Jul. 18, 2013
Common stock issued to Founders
Common stock issued to Founders, shares					962,000
Common shares issued for cash					$ 310,000		$ 310,000
Common shares issued for cash, shares					38,000
Net Loss for the year ended						$ (401,029)	(401,029)
Balance at Mar. 31, 2014	$ 30,573	$ 4,727	(17,082)	18,218	$ 310,000	(401,029)	(91,029)
Balance, shares at Mar. 31, 2014	30,573,200				1,000,000
Net Loss for the year ended			(27,148)	(27,148)		(1,172,077)	(1,172,077)
Balance at Mar. 31, 2015	$ 30,573	$ 4,727	$ (44,230)	$ (8,930)	$ 310,000	$ (1,573,106)	$ (1,263,106)
Balance, shares at Mar. 31, 2015	30,573,200				1,000,000